Leases (Future Minimum Lease Payments) (Detail) (USD $)	12 Months Ended
	Jun. 26, 2013
Leases [Abstract]
Percentage Of Imputed Average Capital Lease Interest	7.00%
Capital Leases, 2014	$ 5,581,000
Capital Leases, 2015	5,692,000
Capital Leases, 2016	5,806,000
Capital Leases, 2017	5,709,000
Capital Leases, 2018	5,521,000
Capital Leases, Thereafter	42,170,000
Capital Leases, Total minimum lease payments	70,479,000	[1]
Imputed interest (average rate of 7%)	(24,798,000)
Present value of minimum lease payments	45,681,000
Less current installments	(2,596,000)
Capital Leases, Net minimum payments	43,085,000
Operating Leases, 2014	102,832,000
Operating Leases, 2015	93,741,000
Operating Leases, 2016	80,273,000
Operating Leases, 2017	57,389,000
Operating Leases, 2018	38,818,000
Operating Leases, Thereafter	99,089,000
Operating Leases, Total minimum lease payments	472,142,000	[1]
Capital Leases, Minimum sublease rentals	37,400,000
Operating Leases, Minimum sublease rentals	$ 54,800,000

[1]	(a)Future minimum lease payments have not been reduced by minimum sublease rentals to be received in the future under non-cancelable subleases. Sublease rentals are approximately $37.4 million and $54.8 million for capital and operating subleases, respectively.